VT George Putnam Balanced Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (60.0%)(a)
	Shares	Value
Basic materials (1.6%)
Albemarle Corp.	1,499	$84,499
Anglo American PLC (United Kingdom)	16,241	283,800
Dow, Inc.	7,586	221,815
DuPont de Nemours, Inc.	3,225	109,973
Eastman Chemical Co.	1,979	92,182
Fortune Brands Home & Security, Inc.	9,417	407,285
Freeport-McMoRan, Inc. (Indonesia)	58,224	393,012
Linde PLC	863	149,299
Newmont Corp.	3,330	150,782
Packaging Corp. of America	1,735	150,650
Sherwin-Williams Co. (The)	1,210	556,019
Summit Materials, Inc. Class A(NON)	3,807	57,105

		2,656,421
Capital goods (2.9%)
Avery Dennison Corp.	1,624	165,437
Ball Corp.	3,523	227,797
Boeing Co. (The)	726	108,276
Deere & Co.	2,013	278,116
Eaton Corp. PLC	10,487	814,735
General Dynamics Corp.	2,168	286,848
Honeywell International, Inc.	3,056	408,862
Johnson Controls International PLC	16,350	440,796
Lockheed Martin Corp.	352	119,310
Northrop Grumman Corp.	1,778	537,934
Parker Hannifin Corp.	1,064	138,033
United Technologies Corp.	11,090	1,046,120
Waste Management, Inc.	3,084	285,455

		4,857,719
Communication services (0.8%)
Charter Communications, Inc. Class A(NON)	3,189	1,391,393

		1,391,393
Computers (2.3%)
Apple, Inc.	13,188	3,353,577
HP, Inc.	25,581	444,086

		3,797,663
Conglomerates (0.7%)
3M Co.	2,501	341,412
Danaher Corp.	4,076	564,159
General Electric Co.	34,469	273,684

		1,179,255
Consumer cyclicals (9.9%)
Advance Auto Parts, Inc.	1,152	107,505
Amazon.com, Inc.(NON)	2,185	4,260,138
Aramark	5,101	101,867
Booking Holdings, Inc.(NON)	503	676,696
Burlington Stores, Inc.(NON)	1,180	186,983
CarMax, Inc.(NON)	5,641	303,655
Clarivate Analytics PLC (United Kingdom)(NON)	46,744	969,938
Clorox Co. (The)(S)	265	45,911
CoStar Group, Inc.(NON)	749	439,820
Ecolab, Inc.	845	131,676
Hasbro, Inc.	4,436	317,396
Hilton Worldwide Holdings, Inc.	6,283	428,752
Home Depot, Inc. (The)	10,304	1,923,860
Levi Strauss & Co. Class A(S)	9,518	118,309
Live Nation Entertainment, Inc.(NON)	22,569	1,025,987
lululemon athletica, Inc. (Canada)(NON)	611	115,815
Mastercard, Inc. Class A	6,012	1,452,259
NIKE, Inc. Class B	7,044	582,821
Target Corp.	7,914	735,765
TJX Cos., Inc. (The)	4,079	195,017
United Rentals, Inc.(NON)	3,509	361,076
Walmart, Inc.	13,549	1,539,437
Wynn Resorts, Ltd.	4,213	253,580

		16,274,263
Consumer staples (5.2%)
Altria Group, Inc.	11,953	462,223
Chipotle Mexican Grill, Inc.(NON)	677	443,029
Coca-Cola Co. (The)	14,834	656,405
ConAgra Foods, Inc.	5,794	169,996
Constellation Brands, Inc. Class A	3,127	448,287
Costco Wholesale Corp.	2,608	743,619
McCormick & Co., Inc. (non-voting shares)	2,694	380,420
Mondelez International, Inc. Class A	4,794	240,084
Netflix, Inc.(NON)	2,792	1,048,396
PepsiCo, Inc.	12,100	1,453,210
Procter & Gamble Co. (The)	20,262	2,228,820
Yum China Holdings, Inc. (China)	6,080	259,190

		8,533,679
Electronics (2.5%)
Cree, Inc.(NON)(S)	15,857	562,289
NVIDIA Corp.	6,089	1,605,060
NXP Semiconductors NV	10,515	872,009
Roper Technologies, Inc.	1,295	403,794
Texas Instruments, Inc.	7,370	736,484

		4,179,636
Energy (1.4%)
BP PLC (United Kingdom)	236,209	1,004,873
Cairn Energy PLC (United Kingdom)(NON)	111,349	106,587
Cenovus Energy, Inc. (Canada)	163,500	329,951
Enterprise Products Partners LP	23,527	336,436
Phillips 66	6,321	339,122
Williams Cos., Inc. (The)	9,678	136,944

		2,253,913
Financials (7.9%)
American International Group, Inc.	26,182	634,914
Apollo Global Management, Inc.	14,584	488,564
Assured Guaranty, Ltd.	33,126	854,320
AXA SA (France)	27,138	469,946
Berkshire Hathaway, Inc. Class B(NON)	6,413	1,172,489
Charles Schwab Corp. (The)	23,973	805,972
Citigroup, Inc.	30,020	1,264,442
E*Trade Financial Corp.	15,170	520,634
Gaming and Leisure Properties, Inc.(R)	33,877	938,732
Goldman Sachs Group, Inc. (The)	7,409	1,145,357
Intercontinental Exchange, Inc.	7,148	577,201
KKR & Co., Inc. Class A	25,538	599,377
Oportun Financial Corp.(NON)	7,018	74,040
Partners Group Holding AG (Switzerland)	367	253,847
PNC Financial Services Group, Inc. (The)	1,845	176,603
Prudential PLC (United Kingdom)	67,835	865,916
Quilter PLC (United Kingdom)	218,497	319,302
Visa, Inc. Class A(S)	9,999	1,611,039
Yellow Cake PLC 144A (United Kingdom)(NON)(S)	117,716	274,279

		13,046,974
Health care (9.4%)
Abbott Laboratories	8,971	707,902
AbbVie, Inc.	19,209	1,463,534
Amgen, Inc.	1,038	210,434
Baxter International, Inc.	8,556	694,662
Becton Dickinson and Co.	606	139,241
Biogen, Inc.(NON)	2,503	791,899
Boston Scientific Corp.(NON)	19,309	630,053
Bristol-Myers Squibb Co.	2,868	159,862
Centene Corp.(NON)	6,870	408,147
Cigna Corp.	7,935	1,405,923
Cooper Cos., Inc. (The)	817	225,222
Eli Lilly & Co.	1,099	152,453
Gilead Sciences, Inc.	5,446	407,143
Humana, Inc.	865	271,627
Intuitive Surgical, Inc.(NON)	545	269,889
Johnson & Johnson	9,614	1,260,684
Medtronic PLC	4,481	404,097
Merck & Co., Inc.	15,131	1,164,179
Mylan NV(NON)	14,586	217,477
Pfizer, Inc.	24,652	804,641
Regeneron Pharmaceuticals, Inc.(NON)	964	470,712
Thermo Fisher Scientific, Inc.	2,537	719,493
UnitedHealth Group, Inc.	5,565	1,387,800
Vertex Pharmaceuticals, Inc.(NON)	2,205	524,680
Zimmer Biomet Holdings, Inc.	864	87,333
Zoetis, Inc.	3,730	438,984

		15,418,071
Software (6.4%)
Activision Blizzard, Inc.	41,164	2,448,435
Adobe, Inc.(NON)	5,070	1,613,477
Dassault Systemes SA (France)	3,357	497,832
Microsoft Corp.	38,269	6,035,404

		10,595,148
Technology services (5.7%)
Alphabet, Inc. Class A(NON)	2,970	3,450,992
Facebook, Inc. Class A(NON)	11,323	1,888,676
Fidelity National Information Services, Inc.	17,434	2,120,672
Fiserv, Inc.(NON)	10,649	1,011,549
Salesforce.com, Inc.(NON)	6,246	899,299

		9,371,188
Transportation (0.9%)
FedEx Corp.	2,020	244,945
Southwest Airlines Co.	6,097	217,114
Union Pacific Corp.	6,855	966,829

		1,428,888
Utilities and power (2.4%)
Ameren Corp.	5,275	384,178
American Electric Power Co., Inc.	8,710	696,626
CMS Energy Corp.	4,822	283,293
Dominion Energy, Inc.	5,323	384,267
Exelon Corp.	8,054	296,468
NextEra Energy, Inc.	3,357	807,761
NRG Energy, Inc.	39,305	1,071,454

		3,924,047

Total common stocks (cost $101,350,274)		$98,908,258

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$878,784	$952,418
3.50%, TBA, 4/1/50	1,000,000	1,054,453
3.50%, 11/20/47	595,007	635,660
3.00%, 7/20/46	829,616	881,215

		3,523,746
U.S. Government Agency Mortgage Obligations (6.1%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	127,761	144,888
5.00%, 8/1/33	50,497	55,899
4.50%, 2/1/49	1,697,237	1,849,719
4.00%, with due dates from 4/1/49 to 5/1/49	3,291,336	3,512,281
3.50%, with due dates from 11/1/49 to 12/1/49	2,446,671	2,592,168
3.00%, 6/1/46	676,352	714,855
Uniform Mortgage-Backed Securities 4.50%, TBA, 4/1/50	1,000,000	1,075,156

		9,944,966

Total U.S. government and agency mortgage obligations (cost $13,114,896)		$13,468,712

U.S. TREASURY OBLIGATIONS (15.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$1,290,000	$1,781,079
2.75%, 8/15/42(SEG)	3,200,000	4,126,322
U.S. Treasury Notes
2.625%, 6/15/21	1,430,000	1,472,664
2.25%, 11/15/27	590,000	662,586
2.125%, 12/31/22	3,960,000	4,158,491
2.00%, 2/15/22	3,330,000	3,439,615
1.875%, 11/30/21	2,390,000	2,455,679
1.75%, 9/30/22	1,860,000	1,929,241
1.75%, 6/30/22	2,430,000	2,512,224
1.625%, 10/31/23	2,750,000	2,876,755

Total U.S. treasury obligations (cost $23,487,406)		$25,414,656

CORPORATE BONDS AND NOTES (13.6%)(a)
	Principal amount	Value
Basic materials (0.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$42,604
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	71,000	74,633
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	180,000	189,227
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,584
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	166,000	151,807
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	57,169
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	93,683
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,326
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	89,163
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	198,578
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,602
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	96,661

		1,026,037
Capital goods (0.5%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	134,704
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	68,000	72,386
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	100,000	103,119
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	218,215
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	95,804
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	20,329
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	90,000	87,471
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	131,530

		863,558
Communication services (1.7%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	125,287
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	63,677
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	59,000	58,454
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	124,000	133,161
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	182,000	190,967
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	13,271
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	29,905
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	133,902
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	55,000	58,388
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	79,869
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	29,511
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	149,800
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	39,353
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	133,000	139,377
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	201,000	220,217
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	71,263
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	76,702
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	136,983
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	66,842
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	10,000	10,221
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	31,524
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	180,401
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	15,035
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	39,275
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	75,000	74,625
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	392,000	445,830
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	80,000
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	80,000	84,491

		2,778,331
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	118,950
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	121,631
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	162,866
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	107,207
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	23,053
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	78,285
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	45,000	44,925
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	61,019
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	114,575
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	55,000	57,135
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	55,000	54,914
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	33,988
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	41,623
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	20,000	18,700
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	92,000	87,400
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	160,000	164,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	67,000	64,655
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	200,985
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	41,912
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	185,000	167,974
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	43,250
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	171,069
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	93,000	103,183
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	151,125
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	145,000	131,950
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	57,653
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	43,772
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	76,000	64,491
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	16,691
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	137,000	163,743

		2,713,524
Consumer staples (0.8%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	17,000	17,824
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	151,000	177,485
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	112,000	123,631
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	39,000	41,867
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	185,000
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	124,580	161,878
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	190,717
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	94,642
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	80,000	87,508
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	64,000	68,200
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	49,000	50,971
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	122,086

		1,321,809
Energy (0.8%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	80,536
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	93,996
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	170,000	150,978
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	130,000	110,253
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	74,084
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	257,000	127,215
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	29,252
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	18,211
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	40,000	37,600
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	145,000	148,413
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	95,118
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	23,181
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	20,593
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	89,218
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	22,856
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	65,000	52,394
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	100,643

		1,274,541
Financials (4.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	21,923
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	25,633
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	92,226
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	133,380
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	222,502
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	34,610
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	90,250
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	32,160
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	72,520
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	189,000
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	43,709
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	99,732
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,099
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	204,812
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	91,660
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	62,276
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	23,686
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	55,000	57,300
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	240,000	234,000
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,346
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	296,663
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	275,623
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	29,137
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	201,422
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	157,171
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	44,335
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	23,490
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	103,231
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	197,967
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	85,000	79,790
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	238,000	324,924
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	211,984
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	26,494
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	127,779
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.692%, 5/15/47	87,000	59,160
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	214,053
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	24,921
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	203,702
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	165,375
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	464,000
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	476,666
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	42,012
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	56,654
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	24,722
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	14,100
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	152,889
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	47,366
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	36,594
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	28,000	21,205
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	55,525
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	77,503
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	75,000	64,500
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	230,000	228,559
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	358,700
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	66,056
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	83,500
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	112,715

		6,902,311
Health care (1.1%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	320,000	321,314
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	5,000	5,192
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	104,370
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	33,879
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	295,000	325,583
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	217,000	223,104
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	38,000	42,018
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	12,216	13,871
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	185,000	181,371
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	70,268
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	65,112
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	38,033
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,354
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	30,000
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	110,000	112,457
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	75,000	75,545
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	155,884

		1,808,355
Technology (1.1%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	88,684
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	190,697
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	173,000	165,279
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	194,000	200,224
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	33,243
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	68,000	68,553
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	58,000	64,054
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	85,000	88,416
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	154,000	166,627
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	140,000	139,572
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	70,065
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	71,000	85,231
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	154,000	157,171
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	245,000	271,227
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	42,000	41,384

		1,830,427
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	90,915

		90,915
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	60,000	60,149
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	70,268
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	75,497
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	19,002
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	41,906
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	139,344
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	90,033
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	37,606
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	206,700
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	60,335
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	4,000	4,063
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	6,000	6,559
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	145,000	163,294
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	36,273
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	15,680
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	40,494
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	75,000	73,165
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	161,000	162,889
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	79,070
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	67,067
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	58,000	51,423
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	67,000	62,969
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 3.804%, 5/15/67	300,000	241,133

		1,804,919

Total corporate bonds and notes (cost $22,235,390)		$22,414,727

MORTGAGE-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 2.647%, 10/25/27 (Bermuda)	$8,873	$8,624
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	95,720
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	92,525
COMM Mortgage Trust
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	100,000	106,972
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	20,000	17,357
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.197%, 7/25/29	30,000	22,498
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	159,000	119,374
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.419%, 3/15/45(WAC)	217,000	185,102
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	5,330
WF-RBS Commercial Mortgage Trust Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	101,000	108,382
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.681%, 3/15/44(WAC)	82,000	65,176

Total mortgage-backed securities (cost $1,069,519)		$827,061

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$47,406
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	87,328
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	47,759

Total municipal bonds and notes (cost $125,166)		$182,493

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	2,239,028	$2,239,028
Putnam Short Term Investment Fund 0.92%(AFF)	6,857,187	6,857,187
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	250,000	250,000

Total short-term investments (cost $9,346,215)		$9,346,215
TOTAL INVESTMENTS

Total investments (cost $170,728,866)		$170,562,122

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $8,612,092) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/17/20	$333,948	$347,059	$13,111
	Barclays Bank PLC
		British Pound	Sell	6/17/20	1,662,776	1,728,192	65,416
		Canadian Dollar	Sell	4/15/20	392,518	425,527	33,009
	Citibank, N.A.
		Canadian Dollar	Sell	4/15/20	267,080	289,558	22,478
		Euro	Sell	6/17/20	800,709	809,200	8,491
	Goldman Sachs International
		British Pound	Sell	6/17/20	1,632,430	1,696,774	64,344
		Canadian Dollar	Buy	4/15/20	316,545	303,020	13,525
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	5/20/20	441,087	446,483	5,396
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/15/20	365,227	396,013	30,786
	State Street Bank and Trust Co.
		British Pound	Buy	6/17/20	412,554	395,799	16,755
		Canadian Dollar	Sell	4/15/20	96,584	113,988	17,404
	UBS AG
		British Pound	Buy	6/17/20	516,283	479,194	37,089
		Canadian Dollar	Buy	4/15/20	321,306	343,829	(22,523)
	WestPac Banking Corp.
		British Pound	Sell	6/17/20	805,829	837,456	31,627

	Unrealized appreciation						359,431

	Unrealized (depreciation)						(22,523)

	Total						$336,908
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,726,600.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,590,125	$6,714,669	$6,065,766	$6,104	$2,239,028
	Putnam Short Term Investment Fund**	8,072,114	14,379,459	15,594,386	24,647	6,857,187

	Total Short-term investments	$9,662,239	$21,094,128	$21,660,152	$30,751	$9,096,215
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,239,028, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,128,365.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $76,286.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,112,891 to cover delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,372,621	$283,800	$—
Capital goods	4,857,719	—	—
Communication services	1,391,393	—	—
Conglomerates	1,179,255	—	—
Consumer cyclicals	16,274,263	—	—
Consumer staples	8,533,679	—	—
Energy	1,142,453	1,111,460	—
Financials	10,863,684	2,183,290	—
Health care	15,418,071	—	—
Technology	27,445,803	497,832	—
Transportation	1,428,888	—	—
Utilities and power	3,924,047	—	—

Total common stocks	94,831,876	4,076,382	—
Corporate bonds and notes	—	22,414,727	—
Mortgage-backed securities	—	827,061	—
Municipal bonds and notes	—	182,493	—
U.S. government and agency mortgage obligations	—	13,468,712	—
U.S. treasury obligations	—	25,414,656	—
Short-term investments	7,107,187	2,239,028	—

Totals by level	$101,939,063	$68,623,059	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$336,908	$—

Totals by level	$—	$336,908	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$2,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com